Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net loss	$ (7,585,831)	$ (7,732,799)
Other comprehensive income (loss)
Foreign currency translation adjustment	40,165	(2,320)
Comprehensive loss	(7,545,666)	(7,735,119)
Comprehensive loss attributable to non-controlling interests	(59,611)	(23,451)
Comprehensive loss attributable to LGHL shareholders	$ (7,486,055)	$ (7,711,668)